segment information	6 Months Ended
Jun. 30, 2018
segment information
segment information

5segment information

General

Operating segments are components of an entity that engage in business activities from which they earn revenues and incur expenses (including revenues and expenses related to transactions with the other component(s)), the operations for which can be clearly distinguished and for which the operating results are regularly reviewed by a chief operating decision-maker to make resource allocation decisions and to assess performance.

A significant judgment we make is in respect of distinguishing between our wireless and wireline operations and cash flows (and this extends to allocations of both direct and indirect expenses and of capital expenditures). The clarity of such distinction has been increasingly affected by the convergence and integration of our wireless and wireline telecommunications infrastructure and technology. The continued build-out of our technology-agnostic fibre-optic infrastructure, in combination with converged edge technology, has significantly affected this judgment, as has the commercialization of fixed-wireless telecommunications solutions for customers and the consolidation of our non-customer facing operations. As a result, it has become increasingly impractical and difficult to objectively and clearly distinguish between our wireless and wireline operations and cash flows.

As we do not currently aggregate operating segments, our reportable segments as at June 30, 2018, are also wireless and wireline. The wireless segment includes network revenues and equipment sales arising from mobile technologies. The wireline segment includes data revenues (which include Internet protocol; television; hosting, managed information technology and cloud-based services; customer care and business services contracting (formerly business process outsourcing); certain healthcare solutions; and home and business security), voice and other telecommunications services revenues (excluding wireless arising from mobile technologies), and equipment sales. Segmentation has been based on similarities in technology (mobile versus fixed), the technical expertise required to deliver the service and products, customer characteristics, the distribution channels used and regulatory treatment. Intersegment sales are recorded at the exchange value, which is the amount agreed to by the parties.

The segment information regularly reported to our Chief Executive Officer (our chief operating decision-maker), and the reconciliations thereof to our products and services view of revenues, revenues and income before income taxes, are set out in the following table.

Three-month periods ended	Wireless		Wireline		Eliminations		Consolidated
June 30 (millions)	2018	2017	2018	2017	2018	2017	2018	2017
		(adjusted – Note 2(c))		(adjusted – Note 2(c))				(adjusted – Note 2(c))
Operating revenues
External revenues
Service	$1,503	$1,464	$1,450	$1,346	$—	$—	$2,953	$2,810
Equipment	418	401	69	55	—	—	487	456

Revenues arising from contracts with customers	1,921	1,865	1,519	1,401	—	—	3,440	3,266
Other operating income	8	(2)	5	16	—	—	13	14

	1,929	1,863	1,524	1,417	—	—	3,453	3,280
Intersegment revenues	12	11	50	52	(62)	(63)	—	—

	$1,941	$1,874	$1,574	$1,469	$(62)	$(63)	$3,453	$3,280

EBITDA 1	$844	$800	$407	$408	$—	$—	$1,251	$1,208

CAPEX, excluding spectrum licences 2	$243	$259	$548	$551	$—	$—	$791	$810

					Operating revenues — external (above)		$3,453	$3,280
					Goods and services purchased		1,491	1,423
					Employee benefits expense		711	649

					EBITDA (above)		1,251	1,208
					Depreciation		411	391
					Amortization		148	135

					Operating income		692	682
					Financing costs		150	142

					Income before income taxes		$542	$540

Six-month periods ended June 30	Wireless		Wireline		Eliminations		Consolidated
(millions)	2018	2017	2018	2017	2018	2017	2018	2017
		(adjusted – Note 2(c))		(adjusted – Note 2(c))				(adjusted – Note 2(c))
Operating revenues
External revenues
Service	$2,982	$2,885	$2,857	$2,687	$—	$—	$5,839	$5,572
Equipment	822	750	130	114	—	—	952	864

Revenues arising from contracts with customers	3,804	3,635	2,987	2,801	—	—	6,791	6,436
Other operating income	15	—	24	27	—	—	39	27

	3,819	3,635	3,011	2,828	—	—	6,830	6,463
Intersegment revenues	23	22	102	104	(125)	(126)	—	—

	$3,842	$3,657	$3,113	$2,932	$(125)	$(126)	$6,830	$6,463

EBITDA 1	$1,680	$1,597	$840	$846	$—	$—	$2,520	$2,443

CAPEX, excluding spectrum licences 2	$425	$508	$1,016	$1,026	$—	$—	$1,441	$1,534

					Operating revenues — external (above)		$6,830	$6,463
					Goods and services purchased		2,899	2,747
					Employee benefits expense		1,411	1,273

					EBITDA (above)		2,520	2,443
					Depreciation		822	793
					Amortization		287	265

					Operating income		1,411	1,385
					Financing costs		306	280

					Income before income taxes		$1,105	$1,105

(1)

Earnings before interest, income taxes, depreciation and amortization (EBITDA) does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers; we define EBITDA as operating revenues less goods and services purchased and employee benefits expense. We have issued guidance on, and report, EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.

(2)

Total capital expenditures (CAPEX); see Note 31(a) for a reconciliation of capital expenditures, excluding spectrum licences to cash payments for capital assets, excluding spectrum licences reported in the Consolidated statements of cash flows.